SUBSEQUENT EVENTS (Details Narrative)			12 Months Ended
	Apr. 01, 2025 USD ($)	Oct. 18, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 21, 2025 HKD ($)	Sep. 30, 2025 $ / shares	Jun. 02, 2025 $ / shares	Dec. 31, 2023 $ / shares
Subsequent Event [Line Items]
Common stock, par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Forecast [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Gross proceeds | $	$ 2,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares			$ 0.0001
Convertible Notes [Member]
Subsequent Event [Line Items]
Principal amount | $		$ 1,600,002
Conversion price | $ / shares		$ 1.50
Outstanding principal amount percentage		6.00%
Converted shares | shares			1,066,668
ATM offering amount | $			$ 3,371,000
Convertible Notes [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion price | $ / shares		$ 1.50
Subsequent Event [Member] | Nusatrip International Pte Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage				99.00%
Owned value | $				$ 780,000